Employee Benefit Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Employee Benefit Plan
Matching contribution by employer (as a percent)	80.00%
Percentage of employee's deferred compensation for which the entity makes a matching contribution	5.00%
Contribution made		$ 18,000